Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 11, 2023 VND (₫)
Significant Accounting Policies [Line Items]
Right of use asset, net (in Dong)	$ 3,446,084	$ 3,177,674
Net profit reserve fund percentage	10.00%
Registered capital percentage	50.00%
Contributions percentage	5.00%
Relevant income	$ 3,851
Defined contribution plan	$ 811,178	1,007,806	$ 2,011,534
Value added tax rate	13.00%
Restricted cash	$ 4,697	87,842
Intangible assets, net	39,279	100,667
Other non-current assets	4,506,992	4,547,727
Advertising expenses	2,197	26,231	$ 19,118
Prepaid professional fees		35,968
Other Noncurrent Assets [Member]
Significant Accounting Policies [Line Items]
Right of use asset, net (in Dong) | ₫				₫ 102,476,000,000
Contract for right to use of land (in Dong) | ₫				₫ 102,469,851,440
Land use Rights [Member]
Significant Accounting Policies [Line Items]
Prepayments for equipment	3,744,662	3,758,467
Equipment [Member]
Significant Accounting Policies [Line Items]
Prepayments for equipment	$ 762,330	$ 753,292
Maximum [Member]
Significant Accounting Policies [Line Items]
Term lease	50 years